CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST
NOTE 3 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

Convertible notes payable and accrued interest thereon consist of:

	September 30,	December 31,
	2011	2010
Due to the president of the Company, interest at 8%, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	192,054	192,094
Accrued interest	47,777	36,285

Due to the secretary of the Company, interest at 8%, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	39,961	39,961
Accrued interest	9,941	7,550

Due to a director of the Company, interest at 10%, due on demand,
($100,000) and November 4, 2011 ($50,000), convertible into common stock at a conversion price of $2.50 per share:
Principal	150,000	150,000
Accrued interest	14,904	3,685

Due to investors, interest at 15%, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued interest	19,284	13,675

Due to investors, interest at 10%, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	100,000	100,000
Accrued interest	11,158	3,678

Totals	$635,079	$596,888

NOTE 3 - CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST:

Convertible notes payable and accrued interest consist of:

	December 31, 2010	December 31, 2009

Due to the president of the Company, interest at 8%, originally due February 28, 2009 and now are due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	$192,054	$192,054
Accrued interest	36,285	20,921

Due to the secretary of the Company, interest at 8%, originally due February 28, 2009 and now are due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	39,961	39,961
Accrued interest	7,550	4,353

Due to a director of the Company, interest at 10%, due on September 16, 2011 ($100,000) and November 4, 2011 ($50,000), convertible into common stock at a conversion price of $2.50 per share:
Principal	150,000	-
Interest	3,685	-

Due to investors, interest at 15%, originally due from February 28, 2010 to March 16, 2010 and now are due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued interest	13,675	6,175

Due to investors, interest at 10%, due from July 27, 2011 to October 19, 2011, convertible into common stock at a conversion price of $2.50 per share:
Principal	100,000	-
Interest	3,678	-

Totals	$596,888	$313,464